LEASES (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Operating leases
2020 (excluding the six months ended June 30, 2020)	$ 1,729
2021	2,607
2022	1,858
2023	1,637
2024	1,347
Thereafter	2,122
Total future minimum lease payments	11,300
Less: imputed interest	950
Total	$ 10,350	$ 10,287